Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cashflows from operations
Loss before income tax	€ (19,269)	€ (16,102)	€ (10,579)
Adjustments to reconcile loss before income tax to cash flow into operations
Income tax	(9)	(0)
Financial result	1,784	1,094	1,204
Depreciation	754	884	831
Other non-current provisions	1,545
Gains (Losses) from disposal of assets	5		5
Non-cash (income) and expenses	(328)	1,080	(51)
Changes in operating assets and liabilities
Trade receivables	(1,836)	63	(729)
Other assets and income tax assets	(149)	173	(750)
Inventories	368	(86)	(2,112)
Trade payables	185	(1,010)	1,050
Provisions	2,366	711	782
Other liabilities	1,150	74	90
Net cash flow used in operational activities	(13,434)	(13,119)	(10,259)
Cash flow from investment activities
Purchase of intangible and tangible assets	(513)	(397)	(484)
Interest received		6	(3)
Proceeds from sale of intangible and tangible assets	2	16	26
Net cash flow used in investment activities	(511)	(375)	(455)
Cashflows from financing activities
Proceeds from the issue of shares	24,000		24,518
Costs of equity procurement	(1,768)	(664)	(321)
Proceeds from issuance of convertible bond 2016/2021			4,995
Proceeds from the exercise of detachable warrants from warrant bond 2011/2016			2,246
Proceeds from issuing convertible bonds 2017/2022		4,999
Proceeds from exercise of employee stock options	628
Proceeds from drawing down EIB loans		10,000
Proceeds from repayment of warrant bonds 2009/2017 for portion of the instrument held by the company		1,590
Cash outflow for EIB loan procurement costs		(650)
Interest paid	(536)	(598)	(842)
Repayment of warrant bond 2011/2016			(8,715)
Repayment of warrant bond 2009/2017		(5,226)
Repayment of convertible bond 2016/2021	(50)
Net cash flows provided by financing activities	22,274	9,451	21,881
Net increase/(decrease) in cash and cash equivalents	8,329	(4,043)	11,167
Changes from exchange rate differences	39
Cash and cash equivalents at the beginning of the period	11,083	15,126	3,959
Cash and cash equivalents at the end of the period	19,451	11,083	15,126
Cash and cash equivalents	€ 19,451	€ 11,083	€ 15,126